Income Taxes - Components of income tax expense (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 35,088	$ (178,691)
Foreign	1,278	16,608
Total current income tax	36,366	(162,083)
Deferred:
Federal	(15,401)	(194,354)
Total deferred tax	(15,401)	(194,354)
Total income tax expense (benefit)	$ 20,965	$ (356,437)